Note 29 Treasury Stock (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Treasury stock [Line Items]
Percentage treasury stock	0.038%	0.078%	0.108%
Top of range [member]
Treasury stock [Line Items]
Percentage treasury stock	2.214%	7.492%	1.922%
Closing range [Member]
Treasury stock [Line Items]
Percentage treasury stock	0.075%	0.094%	1.914%